Long-Term Debt - Related Parties (Details Textual) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 30, 2015	Nov. 16, 2014	Jul. 22, 2013	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-term debt - related parties (Textual)
Amount of accrued interest		$ 908
Principal balance of notes payable		1,174
Amount of accrued interest related to new notes payable		$ 493
Interest expense on the long-term debt - related parties					$ 466	$ 1,236
Promissory notes - shareholders [Member]
Long-term debt - related parties (Textual)
Interest rate			10.00%
Note payable date of commencement			Jul. 22, 2013
Debt instrument maturity date			Sep. 22, 2013
Accruing interest rate and terms, Description			Accruing interest at the rate of 10% through November 16, 2014.
Principal balance remained outstanding			$ 1,100
Promissory note #1- CEO [Member]
Long-term debt - related parties (Textual)
Debt instrument maturity date		Nov. 30, 2015
Accruing interest rate and terms, Description					In 2013 and 2014 the note was accruing interest at the rate of 10% through November 16, 2014.
Amount of accrued interest		$ 908
Principal balance of notes payable		1,174
Amount of accrued interest related to new notes payable		$ 493
Notes payable bearing interest rate		6.00%
Principal balance remained outstanding		$ 1,100			$ 1,100
Promissory note #2 - CEO [Member]
Long-term debt - related parties (Textual)
Debt instrument maturity date					Nov. 30, 2015
Class A Common Shares re-acquired		10,000
Promissory note #3 - CEO [Member]
Long-term debt - related parties (Textual)
Note payable date of commencement					Nov. 30, 2015
Debt instrument maturity date					Nov. 30, 2016
Notes payable bearing interest rate					6.00%
Amount of new promissory note					$ 1,980
Exchange of Series A General Common Shares					1,100
Note payable - SA Concepts [Member]
Long-term debt - related parties (Textual)
Debt instrument maturity date		Mar. 31, 2015
Principal balance of notes payable		$ 100
Note payable - Goldenhawk [Member]
Long-term debt - related parties (Textual)
Note payable date of commencement					Nov. 16, 2014
Debt instrument maturity date					Feb. 28, 2015
Accruing interest rate and terms, Description					Interest on this note was paid for the first 6 months, then the accrued interest was added to the principal and a new note was entered into on November 18, 2015, for a period of one year.
Notes payable bearing interest rate					6.00%
Conversion of shares to Series A General Common Shares					3,006
Subsequent Event [Member] | Promissory note #1- CEO [Member]
Long-term debt - related parties (Textual)
Payments made on notes				$ 30
Unsecured note payable [Member] | Promissory note - related party [Member]
Long-term debt - related parties (Textual)
Debt instrument maturity date					Nov. 30, 2016
Notes payable bearing interest rate					5.00%
Unsecured note payable [Member] | Promissory note #1- CEO [Member]
Long-term debt - related parties (Textual)
Debt instrument maturity date	Nov. 30, 2016
Notes payable bearing interest rate						6.00%
Total amount of monthly payments	$ 600
Unsecured note payable	2,500
Amount of new promissory note	$ 3,197
Unsecured note payable [Member] | Promissory note #2 - CEO [Member]
Long-term debt - related parties (Textual)
Note payable date of commencement					Feb. 28, 2015
Notes payable bearing interest rate					6.00%
Unsecured note payable [Member] | Note payable [Member]
Long-term debt - related parties (Textual)
Debt instrument maturity date					Jan. 31, 2015
Notes payable bearing interest rate					10.00%